Subsequent event	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent event
Note 14 – Subsequent event

On February 28, 2026, the United States and Israel launched a joint attack on Iran. Iran launched ballistic missiles and drones against targets in Israel and against U.S. military bases and other targets in several countries in the Persian Gulf. On March 1, Hezbollah in Lebanon joined the attacks against Israel. As a result, the Israeli government imposed restrictions on opening of non-essential places of business, and announced recruitment of military reserves. As of the date of these consolidated financial statements, the potential impact of these developments is difficult to predict, as such are the economic implications of the conflict on the Company’s operational and financial performance. The Company considered the impact of the war and determined that there were no material adverse impacts on the consolidated financial statements, including related significant estimates made by management, for the period ended December 31, 2025.